Unsecured senior notes	12 Months Ended
Mar. 31, 2024
Unsecured senior notes
Unsecured senior notes
Unsecured senior notes
21.
Unsecured senior notes

In November 2014, the Company issued unsecured senior notes including floating rate and fixed rate notes with varying maturities for an aggregate principal amount of US$8.0 billion (the “2014 Senior Notes”), of which US$1.3 billion was repaid in November 2017, US$2.25 billion was repaid in November 2019 and US$1.5 billion was repaid in November 2021. The 2014 Senior Notes are senior unsecured obligations that are listed on the HKSE, and interest is payable in arrears, quarterly for the floating rate notes and semiannually for the fixed rate notes.

In December 2017, the Company issued unsecured fixed rate senior notes with varying maturities for an aggregate principal amount of US$7.0 billion (the “2017 Senior Notes”), of which US$0.7 billion was repaid in June 2023. The 2017 Senior Notes are senior unsecured obligations that are listed on the Singapore Stock Exchange, and interest is payable in arrears semiannually.

In February 2021, the Company issued unsecured fixed rate senior notes with varying maturities for an aggregate principal amount of US$5.0 billion (the “2021 Senior Notes”). The 2021 Senior Notes are senior unsecured obligations that are listed on the Singapore Stock Exchange, and interest is payable in arrears semiannually.

The following table provides a summary of the Company’s unsecured senior notes as of March 31, 2023 and 2024:

	As of March 31,		Effective
	2023	2024	interest rate
	RMB	RMB
	(in millions)
US$700 million 2.800% notes due 2023	4,800	—	2.90%
US$2,250 million 3.600% notes due 2024	15,410	16,252	3.68%
US$2,550 million 3.400% notes due 2027	17,397	18,352	3.52%
US$1,500 million 2.125% notes due 2031	10,234	10,791	2.20%
US$700 million 4.500% notes due 2034	4,754	5,013	4.60%
US$1,000 million 4.000% notes due 2037	6,807	7,176	4.06%
US$1,000 million 2.700% notes due 2041	6,761	7,129	2.80%
US$1,750 million 4.200% notes due 2047	11,898	12,540	4.25%
US$1,500 million 3.150% notes due 2051	10,206	10,757	3.19%
US$1,000 million 4.400% notes due 2057	6,795	7,161	4.44%
US$1,000 million 3.250% notes due 2061	6,803	7,170	3.28%
Carrying value	101,865	102,341
Unamortized discount and debt issuance costs	665	644
Total principal amounts of unsecured senior notes	102,530	102,985
Less: current portion of principal amounts of unsecured senior notes	(4,801)	(16,261)
Non-current portion of principal amounts of unsecured senior notes	97,729	86,724

21.
Unsecured senior notes (Continued)

The effective interest rates for the unsecured senior notes include the interest charged on the notes as well as amortization of the debt discounts and debt issuance costs.

The unsecured senior notes contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Company’s assets. As of March 31, 2024, the Company is in compliance with all these covenants. In addition, the unsecured senior notes rank senior in right of payment to all of the Company’s existing and future indebtedness expressly subordinated in right of payment to the notes and rank at least equally in right of payment with all of the Company’s existing and future unsecured unsubordinated indebtedness (subject to any priority rights pursuant to applicable law).

As of March 31, 2024, the future principal payments for the Company’s unsecured senior notes will be due according to the following schedule:

Principal amounts
RMB
(in millions)
Within 1 year	16,261
Between 1 to 2 years	—
Between 2 to 3 years	—
Between 3 to 4 years	18,429
Between 4 to 5 years	—
Thereafter	68,295
102,985

As of March 31, 2023 and 2024, the fair values of the Company’s unsecured senior notes, based on Level 2 inputs, were US$12,523 million (RMB85,886 million) and US$11,999 million (RMB86,719 million), respectively.